Report of Independent Registered Public Accounting Firm

To the Board of Directors/Trustees and Shareholders of PCM Fund, Inc., PIMCO Global StocksPLUS & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PCM Fund, Inc., PIMCO Global StocksPLUS & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit and Mortgage Income

Fund and PIMCO Dynamic Income Fund (hereafter collectively referred to as the "Funds") as of June 30,

2018, the related statements of operations and cash flows for the year ended June 30, 2018, the statements of changes in net assets for each of the two years in the period ended June 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of each of their operations and each of their cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds management. Our responsibility is to express an opinion on the Funds financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

August 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Taxable ClosedEnd Funds since 1995.

PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, MO 64106 T: (816) 472 7921, F: (816) 218 1890, www.pwc.com/us